DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

May 31, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 99.3%
Basic Materials - 1.9%
Chemicals - 0.8%
Chemours Co.,
5.375%, 5/15/27	$75,000	$74,699
Consolidated Energy Finance SA,
144A, 6.50%, 5/15/26	150,000	150,352
INEOS Quattro Finance 2 PLC,
144A, 3.375%, 1/15/26	115,000	106,655
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	244,000	240,612
144A, 5.00%, 5/1/25	150,000	148,160

(Cost $750,126)		720,478

Iron/Steel - 0.4%
Cleveland-Cliffs, Inc.,
144A, 6.75%, 3/15/26	174,000	181,607
Mineral Resources Ltd.,
144A, 8.125%, 5/1/27	150,000	155,239

(Cost $338,548)		336,846

Mining - 0.7%
Arconic Corp.,
144A, 6.00%, 5/15/25	200,000	205,500
FMG Resources August 2006 Pty Ltd.,
144A, 5.125%, 5/15/24	170,000	173,442
Hudbay Minerals, Inc.,
144A, 4.50%, 4/1/26	85,000	75,698
Novelis Corp.,
144A, 3.25%, 11/15/26	200,000	183,983

(Cost $672,201)		638,623

Communications - 18.3%
Advertising - 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp.,
144A, 6.25%, 6/15/25
(Cost $66,439)	65,000	64,790

Internet - 1.4%
NortonLifeLock, Inc.
3.95%, 6/15/22	376,000	376,000
144A, 5.00%, 4/15/25	130,000	130,002
Photo Holdings Merger Sub, Inc.,
144A, 8.50%, 10/1/26	150,000	127,838
Uber Technologies, Inc.
144A, 7.50%, 5/15/25	175,000	180,065
144A, 8.00%, 11/1/26	450,000	465,881

(Cost $1,321,307)		1,279,786

Media - 7.0%
AMC Networks, Inc.
5.00%, 4/1/24	111,000	110,835
4.75%, 8/1/25	155,000	152,964
Audacy Capital Corp.,
144A, 6.50%, 5/1/27	101,000	66,063
CCO Holdings LLC / CCO Holdings Capital Corp.
144A, 4.00%, 3/1/23	133,000	132,659
144A, 5.50%, 5/1/26	100,000	100,334
144A, 5.125%, 5/1/27	740,000	729,932
CSC Holdings LLC
5.875%, 9/15/22	219,000	220,526
5.25%, 6/1/24	154,000	152,388
144A, 5.50%, 4/15/27	300,000	300,756
Diamond Sports Group LLC / Diamond Sports Finance Co.,
144A, 5.375%, 8/15/26	626,000	207,654
DISH DBS Corp.
5.875%, 7/15/22	385,000	385,518
5.00%, 3/15/23	278,000	272,939
5.875%, 11/15/24	427,000	393,431
7.75%, 7/1/26	507,000	434,372
144A, 5.25%, 12/1/26	590,000	499,983
Gray Television, Inc.
144A, 5.875%, 7/15/26	160,000	158,062
144A, 7.00%, 5/15/27	161,000	163,803
iHeartCommunications, Inc.
6.375%, 5/1/26	130,000	128,310
8.375%, 5/1/27	312,000	291,954
Radiate Holdco LLC / Radiate Finance, Inc.,
144A, 4.50%, 9/15/26	174,000	161,602
Sinclair Television Group, Inc.,
144A, 5.125%, 2/15/27	100,000	87,980
Sirius XM Radio, Inc.,
144A, 3.125%, 9/1/26	270,000	255,259
TEGNA, Inc.,
144A, 4.75%, 3/15/26	102,000	101,229
Univision Communications, Inc.,
144A, 5.125%, 2/15/25	337,000	335,328
Videotron Ltd.,
144A, 5.375%, 6/15/24	261,000	262,897
Ziggo Bond Co. BV,
144A, 6.00%, 1/15/27	135,000	131,885

(Cost $6,747,632)		6,238,663

Telecommunications - 9.8%
Altice France Holding SA,
144A, 10.50%, 5/15/27	325,000	321,518
Altice France SA,
144A, 8.125%, 2/1/27	400,000	401,908
CommScope Technologies LLC
144A, 6.00%, 6/15/25	266,000	248,202
144A, 5.00%, 3/15/27	150,000	125,623
CommScope, Inc.
144A, 6.00%, 3/1/26	355,000	347,634
144A, 8.25%, 3/1/27	212,000	185,765
Connect Finco SARL / Connect US Finco LLC,
144A, 6.75%, 10/1/26	400,000	383,880
DKT Finance ApS,
144A, 9.375%, 6/17/23	88,000	86,900
Hughes Satellite Systems Corp.
5.25%, 8/1/26	125,000	124,691
6.625%, 8/1/26	160,000	157,975
Iliad Holding SASU,
144A, 6.50%, 10/15/26	250,000	242,071

Level 3 Financing, Inc.
5.375%, 5/1/25	160,000	160,000
5.25%, 3/15/26	160,000	157,398
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	245,000	251,414
Series Y, 7.50%, 4/1/24	194,000	201,217
5.625%, 4/1/25	97,000	96,515
144A, 5.125%, 12/15/26	318,000	294,721
144A, 4.00%, 2/15/27	250,000	230,980
Quebecor Media, Inc.,
5.75%, 1/15/23	157,000	158,886
Sprint Communications, Inc.,
6.00%, 11/15/22	457,000	463,499
Sprint Corp.
7.875%, 9/15/23	993,000	1,044,139
7.125%, 6/15/24	595,000	632,241
7.625%, 2/15/25	478,000	518,018
7.625%, 3/1/26	265,000	294,415
Telecom Italia SpA,
144A, 5.303%, 5/30/24	259,000	263,109
Telesat Canada / Telesat LLC,
144A, 5.625%, 12/6/26	130,000	92,339
T-Mobile USA, Inc.
2.25%, 2/15/26	200,000	187,284
2.625%, 4/15/26	235,000	223,323
VEON Holdings BV
144A, 4.95%, 6/16/24	113,000	92,095
144A, 4.00%, 4/9/25	445,000	338,200
Viasat, Inc.,
144A, 5.625%, 9/15/25	236,000	225,380
Zayo Group Holdings, Inc.,
144A, 4.00%, 3/1/27	318,000	278,027

(Cost $9,295,848)		8,829,367

Consumer, Cyclical - 25.3%
Airlines - 2.7%
Air Canada,
144A, 3.875%, 8/15/26	282,000	263,226
American Airlines Group, Inc.
144A, 5.00%, 6/1/22	250,000	250,000
144A, 3.75%, 3/1/25 (a)	117,000	104,161
American Airlines, Inc.,
144A, 11.75%, 7/15/25	484,000	550,550
Delta Air Lines, Inc.
3.80%, 4/19/23	135,000	136,390
2.90%, 10/28/24	245,000	237,956
7.375%, 1/15/26 (a)	284,000	306,655
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.,
144A, 5.75%, 1/20/26	237,252	234,266
United Airlines, Inc.,
144A, 4.375%, 4/15/26	370,000	358,667

(Cost $2,526,284)		2,441,871

Apparel - 0.3%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	137,000	136,905
144A, 4.875%, 5/15/26	172,000	170,451

(Cost $323,485)		307,356

Auto Manufacturers - 3.9%
Ford Motor Co.
9.00%, 4/22/25	260,000	289,856
4.346%, 12/8/26	200,000	195,284
Ford Motor Credit Co. LLC
MTN, 3.55%, 10/7/22	368,000	368,240
3.087%, 1/9/23	200,000	200,000
3.096%, 5/4/23	250,000	248,173
4.375%, 8/6/23	218,000	218,401
5.584%, 3/18/24	115,000	116,900
3.664%, 9/8/24	122,000	119,293
4.063%, 11/1/24	200,000	196,310
4.687%, 6/9/25	200,000	197,684
5.125%, 6/16/25	200,000	200,562
4.134%, 8/4/25	25,000	24,402
3.375%, 11/13/25	330,000	316,800
GMTN, 4.389%, 1/8/26	200,000	193,812
4.542%, 8/1/26	82,000	80,050
2.70%, 8/10/26	200,000	180,915
4.271%, 1/9/27	98,000	93,975
Jaguar Land Rover Automotive PLC
144A, 5.625%, 2/1/23	108,000	107,125
144A, 7.75%, 10/15/25	156,000	154,888

(Cost $3,621,755)		3,502,670

Auto Parts & Equipment - 2.2%
Adient Global Holdings Ltd.,
144A, 4.875%, 8/15/26	250,000	233,000
American Axle & Manufacturing, Inc.,
6.50%, 4/1/27	75,000	71,392
Clarios Global LP,
144A, 6.75%, 5/15/25	134,000	135,131
Clarios Global LP / Clarios US Finance Co.
144A, 6.25%, 5/15/26	265,000	266,147
144A, 8.50%, 5/15/27	365,000	364,726
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	172,000	180,063
5.00%, 5/31/26 (a)	196,000	192,570
4.875%, 3/15/27 (a)	150,000	144,270
Tenneco, Inc.,
5.00%, 7/15/26 (a)	97,000	91,125
ZF North America Capital, Inc.,
144A, 4.75%, 4/29/25	266,000	260,627

(Cost $2,007,887)		1,939,051

Distribution/Wholesale - 0.3%
Avient Corp.
5.25%, 3/15/23	67,000	67,676

144A, 5.75%, 5/15/25	161,000	163,204

(Cost $235,517)		230,880

Entertainment - 4.0%
AMC Entertainment Holdings, Inc.,
144A, 6/15/26	330,000	253,511
Banijay Entertainment SASU,
144A, 5.375%, 3/1/25	125,000	121,874
Caesars Entertainment, Inc.,
144A, 6.25%, 7/1/25	709,000	718,359
Caesars Resort Collection LLC / CRC Finco, Inc.,
144A, 5.75%, 7/1/25	218,000	219,137
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A, 5.50%, 5/1/25	192,000	195,158
5.375%, 4/15/27	200,000	195,548
Cinemark USA, Inc.,
144A, 5.875%, 3/15/26	78,000	74,139
International Game Technology PLC
144A, 6.50%, 2/15/25	175,000	179,370
144A, 4.125%, 4/15/26	220,000	212,876
144A, 6.25%, 1/15/27	200,000	206,554
Live Nation Entertainment, Inc.
144A, 4.875%, 11/1/24	126,000	125,131
144A, 6.50%, 5/15/27	258,000	267,515
Mohegan Gaming & Entertainment,
144A, 8.00%, 2/1/26	261,000	241,751
Scientific Games International, Inc.,
144A, 8.625%, 7/1/25	52,000	54,943
Six Flags Entertainment Corp.,
144A, 4.875%, 7/31/24	315,000	309,941
Six Flags Theme Parks, Inc.,
144A, 7.00%, 7/1/25	184,000	190,646
Vail Resorts, Inc.,
144A, 6.25%, 5/15/25	50,000	51,468

(Cost $3,787,041)		3,617,921

Food Service - 0.5%
Aramark Services, Inc.,
144A, 6.375%, 5/1/25
(Cost $426,120)	410,000	417,675

Home Builders - 0.2%
Meritage Homes Corp.,
6.00%, 6/1/25
(Cost $175,226)	164,000	167,998

Housewares - 0.8%
Newell Brands, Inc.
4.10%, 4/1/23	189,000	189,032
4.875%, 6/1/25	68,000	68,999
4.45%, 4/1/26	505,000	505,101

(Cost $809,119)		763,132

Leisure Time - 3.9%
Carnival Corp.
144A, 10.50%, 2/1/26	150,000	161,737
144A, 7.625%, 3/1/26 (a)	329,000	309,425
144A, 5.75%, 3/1/27	740,000	656,228
Life Time, Inc.
144A, 5.75%, 1/15/26	179,000	172,595
144A, 8.00%, 4/15/26	100,000	98,293
NCL Corp. Ltd.
144A, 3.625%, 12/15/24	300,000	269,823
144A, 5.875%, 3/15/26	200,000	179,345
144A, 5.875%, 2/15/27	200,000	186,661
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	155,000	155,769
144A, 10.875%, 6/1/23	194,000	202,008
144A, 9.125%, 6/15/23	185,000	189,024
144A, 11.50%, 6/1/25	358,000	388,700
144A, 4.25%, 7/1/26	110,000	94,145
144A, 5.50%, 8/31/26 (a)	250,000	219,823
Viking Cruises Ltd.,
144A, 13.00%, 5/15/25	152,000	166,048

(Cost $3,671,593)		3,449,624

Lodging - 3.1%
Hilton Domestic Operating Co., Inc.,
144A, 5.375%, 5/1/25	81,000	82,434
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.,
4.875%, 4/1/27	129,000	129,980
Melco Resorts Finance Ltd.
144A, 4.875%, 6/6/25	200,000	173,640
144A, 5.25%, 4/26/26	185,000	152,088
MGM Resorts International
6.00%, 3/15/23	252,000	255,158
6.75%, 5/1/25	91,000	92,330
5.75%, 6/15/25	192,000	193,005
4.625%, 9/1/26	120,000	112,556
5.50%, 4/15/27	175,000	169,365
Travel + Leisure Co.
3.90%, 3/1/23	177,000	177,454
144A, 6.625%, 7/31/26	126,000	129,947
6.00%, 4/1/27	86,000	85,346
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	423,000	417,057
144A, 5.50%, 3/1/25	394,000	386,421
144A, 5.25%, 5/15/27	194,000	180,284

(Cost $2,846,498)		2,737,065

Retail - 3.2%
1011778 BC ULC / New Red Finance, Inc.,
144A, 5.75%, 4/15/25 (a)	147,000	149,717
Carvana Co.
144A, 5.625%, 10/1/25	165,000	145,299

144A, 5.50%, 4/15/27	100,000	71,859
eG Global Finance PLC
144A, 6.75%, 2/7/25	200,000	195,219
144A, 8.50%, 10/30/25	90,000	90,243
Ferrellgas LP / Ferrellgas Finance Corp.,
144A, 5.375%, 4/1/26	126,000	115,865
Guitar Center, Inc.,
144A, 8.50%, 1/15/26	120,000	109,743
IRB Holding Corp.,
144A, 7.00%, 6/15/25	161,000	162,992
NMG Holding Co, Inc. / Neiman Marcus Group LLC,
144A, 7.125%, 4/1/26	204,000	202,632
Party City Holdings, Inc.,
144A, 8.75%, 2/15/26	130,000	98,773
Penske Automotive Group, Inc.,
3.50%, 9/1/25	150,000	147,157
QVC, Inc.
4.375%, 3/15/23	139,000	138,058
4.85%, 4/1/24	116,000	113,366
4.45%, 2/15/25	166,000	154,707
4.75%, 2/15/27	50,000	43,291
Rite Aid Corp.
144A, 7.50%, 7/1/25	220,000	185,856
144A, 8.00%, 11/15/26	185,000	151,571
Staples, Inc.
144A, 7.50%, 4/15/26	500,000	463,700
144A, 10.75%, 4/15/27 (a)	200,000	164,357

(Cost $3,172,917)		2,904,405

Toys/Games/Hobbies - 0.2%
Mattel, Inc.,
144A, 3.375%, 4/1/26
(Cost $217,709)	218,000	209,847

Consumer, Non-cyclical - 14.8%
Agriculture - 0.1%
Vector Group Ltd.,
144A, 10.50%, 11/1/26
(Cost $113,646)	110,000	109,768

Commercial Services - 2.9%
ADT Security Corp.,
4.125%, 6/15/23	218,000	219,062
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
144A, 6.625%, 7/15/26	359,000	356,420
APX Group, Inc.,
144A, 6.75%, 2/15/27	214,000	216,338
Block, Inc.,
144A, 2.75%, 6/1/26	230,000	212,451
CoreCivic, Inc.,
8.25%, 4/15/26 (a)	140,000	144,540
Garda World Security Corp.,
144A, 4.625%, 2/15/27	125,000	112,713
Grand Canyon University,
4.125%, 10/1/24	108,000	105,570
Hertz Corp.,
144A, 4.625%, 12/1/26	100,000	91,064
Nielsen Co. Luxembourg SARL,
144A, 5.00%, 2/1/25 (a)	132,000	130,958
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	112,000	112,137
144A, 5.75%, 4/15/26	243,000	240,629
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	209,000	216,102
144A, 7.375%, 9/1/25	167,000	165,205
Verscend Escrow Corp.,
144A, 9.75%, 8/15/26	200,000	206,151

(Cost $2,643,638)		2,529,340

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A, 5.00%, 4/15/26	174,000	166,735
144A, 6.50%, 4/15/26	127,000	121,524

(Cost $304,695)		288,259

Food - 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	137,000	136,677
144A, 3.25%, 3/15/26	245,000	231,434
144A, 7.50%, 3/15/26	150,000	157,462
144A, 4.625%, 1/15/27	280,000	271,330
B&G Foods, Inc.,
5.25%, 4/1/25	220,000	208,261
Sigma Holdco BV,
144A, 7.875%, 5/15/26	105,000	72,091
US Foods, Inc.,
144A, 6.25%, 4/15/25	269,000	277,062

(Cost $1,429,956)		1,354,317

Healthcare-Services - 5.5%
CHS/Community Health Systems, Inc.
144A, 8.00%, 3/15/26	457,000	458,017
144A, 5.625%, 3/15/27	400,000	373,712
Envision Healthcare Corp.,
144A, 8.75%, 10/15/26	245,000	73,930
HCA, Inc.
5.375%, 2/1/25	550,000	569,008
5.875%, 2/15/26	328,000	343,682
5.375%, 9/1/26	250,000	260,633
IQVIA, Inc.
144A, 5.00%, 10/15/26	225,000	226,387
144A, 5.00%, 5/15/27	237,000	236,707
Legacy LifePoint Health LLC
144A, 6.75%, 4/15/25	136,000	138,896
144A, 4.375%, 2/15/27	170,000	158,851
ModivCare, Inc.,
144A, 5.875%, 11/15/25	120,000	118,842
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc.,
144A, 9.75%, 12/1/26	260,000	264,975
Select Medical Corp.,
144A, 6.25%, 8/15/26 (a)	277,000	276,664

Tenet Healthcare Corp.
6.75%, 6/15/23	357,000	364,479
4.625%, 7/15/24	90,000	90,036
144A, 4.625%, 9/1/24	131,000	130,961
144A, 4.875%, 1/1/26	539,000	539,415
144A, 6.25%, 2/1/27	300,000	301,031

(Cost $5,179,764)		4,926,226

Household Products/Wares - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
144A, 5.00%, 12/31/26
(Cost $99,016)	101,000	91,596

Pharmaceuticals - 4.4%
Bausch Health Americas, Inc.
144A, 9.25%, 4/1/26	300,000	251,940
144A, 8.50%, 1/31/27 (a)	400,000	318,460
Bausch Health Cos., Inc.
144A, 5.50%, 11/1/25	328,000	310,201
144A, 9.00%, 12/15/25	291,000	246,404
144A, 6.125%, 2/1/27 (a)	297,000	271,458
Par Pharmaceutical, Inc.,
144A, 7.50%, 4/1/27	434,000	340,364
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	120,000	119,363
4.375%, 3/15/26	200,000	196,219
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	209,000	208,304
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	297,000	295,194
6.00%, 4/15/24	190,000	193,066
7.125%, 1/31/25	386,000	396,951
3.15%, 10/1/26	779,000	692,204
4.75%, 5/9/27	115,000	107,381

(Cost $4,340,202)		3,947,509

Energy - 12.5%
Oil & Gas - 7.1%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
144A, 7.00%, 11/1/26	120,000	120,465
Callon Petroleum Co.,
6.125%, 10/1/24	88,000	87,806
Calumet Specialty Products Partners LP / Calumet Finance Corp.,
144A, 11.00%, 4/15/25	118,000	119,215
Chesapeake Energy Corp.,
144A, 5.50%, 2/1/26	130,000	132,259
Citgo Holding, Inc.,
144A, 9.25%, 8/1/24	251,000	250,016
CITGO Petroleum Corp.,
144A, 7.00%, 6/15/25	418,000	419,986
CNX Resources Corp.,
144A, 7.25%, 3/14/27	100,000	104,780
CrownRock LP / CrownRock Finance, Inc.,
144A, 5.625%, 10/15/25	230,000	232,075
CVR Energy, Inc.,
144A, 5.25%, 2/15/25 (a)	27,000	26,522
Endeavor Energy Resources LP / EER Finance, Inc.,
144A, 6.625%, 7/15/25	116,000	120,194
Laredo Petroleum, Inc.,
9.50%, 1/15/25	169,000	175,491
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	107,000	107,705
144A, REGS, 6.125%, 6/30/25	208,000	208,063
Matador Resources Co.,
5.875%, 9/15/26	226,000	228,536
MEG Energy Corp.,
144A, 7.125%, 2/1/27	250,000	261,955
Moss Creek Resources Holdings, Inc.,
144A, 7.50%, 1/15/26	256,000	231,581
Murphy Oil Corp.,
5.75%, 8/15/25	100,000	101,719
Nabors Industries Ltd.,
144A, 7.25%, 1/15/26	110,000	105,808
Nabors Industries, Inc.
5.75%, 2/1/25	119,000	115,022
144A, 7.375%, 5/15/27	150,000	151,567
Occidental Petroleum Corp.
6.95%, 7/1/24	150,000	159,332
2.90%, 8/15/24	276,000	269,826
8.00%, 7/15/25	50,000	54,611
5.875%, 9/1/25	264,000	276,297
5.50%, 12/1/25	100,000	103,739
5.55%, 3/15/26	194,000	202,303
PBF Holding Co. LLC / PBF Finance Corp.
144A, 9.25%, 5/15/25 (a)	282,000	294,343
7.25%, 6/15/25 (a)	130,000	126,212
Puma International Financing SA
144A, 5.125%, 10/6/24	200,000	190,646
144A, 5.00%, 1/24/26	200,000	182,698
Range Resources Corp.
5.00%, 3/15/23	217,000	217,763
4.875%, 5/15/25	151,000	154,016
SM Energy Co.
144A, 10.00%, 1/15/25	174,000	187,868
6.625%, 1/15/27 (a)	100,000	100,691
Sunoco LP / Sunoco Finance Corp.,
6.00%, 4/15/27	129,000	131,877
Transocean, Inc.
144A, 7.25%, 11/1/25	162,000	136,080
144A, 7.50%, 1/15/26	111,000	91,575
144A, 11.50%, 1/30/27	140,000	139,945
144A, 8.00%, 2/1/27	100,000	78,030

(Cost $6,306,895)		6,398,617

Oil & Gas Services - 0.5%
Archrock Partners LP / Archrock Partners Finance Corp.,
144A, 6.875%, 4/1/27	100,000	99,341
CGG SA,
144A, 8.75%, 4/1/27 (a)	100,000	95,888

USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	212,000	207,147

(Cost $418,476)		402,376

Pipelines - 4.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A, 7.875%, 5/15/26	75,000	79,503
144A, 5.75%, 3/1/27	140,000	140,697
Buckeye Partners LP
4.15%, 7/1/23	68,000	68,468
144A, 4.125%, 3/1/25	98,000	96,590
3.95%, 12/1/26	203,000	194,941
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	50,000	49,685
144A, 5.625%, 5/1/27	129,000	124,709
DCP Midstream Operating LP
3.875%, 3/15/23	73,000	73,126
5.375%, 7/15/25	162,000	166,185
EnLink Midstream Partners LP
4.40%, 4/1/24	180,000	180,191
4.15%, 6/1/25	50,000	50,141
4.85%, 7/15/26	166,000	167,295
EQM Midstream Partners LP
4.75%, 7/15/23	100,000	101,810
4.00%, 8/1/24	25,000	25,125
144A, 6.00%, 7/1/25	170,000	172,111
4.125%, 12/1/26	120,000	112,745
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	110,000	106,525
8.00%, 1/15/27	210,000	207,500
Hess Midstream Operations LP,
144A, 5.625%, 2/15/26	147,000	150,269
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	282,000	278,108
144A, 6.50%, 9/30/26	310,000	301,799
NGL Energy Operating LLC / NGL Energy Finance Corp.,
144A, 7.50%, 2/1/26	420,000	394,466
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23 (a)	116,000	107,116
NuStar Logistics LP
5.75%, 10/1/25	131,000	132,668
6.00%, 6/1/26	150,000	151,588
5.625%, 4/28/27	200,000	201,046
Rockies Express Pipeline LLC,
144A, 3.60%, 5/15/25	54,000	52,308
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A, 7.50%, 10/1/25	113,000	116,602
144A, 6.00%, 3/1/27	90,000	87,951
Western Midstream Operating LP
3.60%, 2/1/25	200,000	195,825
4.65%, 7/1/26	83,000	82,981

(Cost $4,451,181)		4,370,074

Financial - 12.2%
Banks - 1.6%
Commerzbank AG,
144A, 8.125%, 9/19/23	286,000	299,953
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	112,000	106,676
144A, 8.25%, 4/15/25	61,000	56,777
144A, 7.625%, 5/1/26	142,000	126,136
144A, 6.625%, 1/15/27	142,000	122,162
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	400,000	398,030
144A, 5.71%, 1/15/26	340,000	342,455

(Cost $1,532,614)		1,452,189

Diversified Financial Services - 3.9%
Ally Financial, Inc.,
5.75%, 11/20/25	180,000	185,529
LD Holdings Group LLC,
144A, 6.50%, 11/1/25	95,000	79,500
Nationstar Mortgage Holdings, Inc.,
144A, 6.00%, 1/15/27	120,000	116,619
Navient Corp.
5.50%, 1/25/23	181,000	181,685
MTN, 6.125%, 3/25/24	165,000	164,947
5.875%, 10/25/24	91,000	91,479
6.75%, 6/25/25	110,000	110,859
6.75%, 6/15/26	140,000	137,867
5.00%, 3/15/27	150,000	138,325
OneMain Finance Corp.
5.625%, 3/15/23	217,000	219,585
6.125%, 3/15/24	241,000	247,092
6.875%, 3/15/25	265,000	269,647
8.875%, 6/1/25	230,000	240,207
7.125%, 3/15/26	296,000	303,622
3.50%, 1/15/27	150,000	133,856
PennyMac Financial Services, Inc.,
144A, 5.375%, 10/15/25	146,000	142,105
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.,
144A, 2.875%, 10/15/26	248,000	222,182
SLM Corp.
4.20%, 10/29/25	200,000	197,500
3.125%, 11/2/26	100,000	92,355

United Wholesale Mortgage LLC,
144A, 5.50%, 11/15/25	165,000	156,210

(Cost $3,613,229)		3,431,171

Insurance - 1.2%
Acrisure LLC / Acrisure Finance, Inc.,
144A, 7.00%, 11/15/25	209,000	203,097
AssuredPartners, Inc.,
144A, 7.00%, 8/15/25	226,000	223,314
HUB International Ltd.,
144A, 7.00%, 5/1/26	350,000	349,818
Radian Group, Inc.
4.50%, 10/1/24	97,000	95,863
6.625%, 3/15/25	113,000	116,235
4.875%, 3/15/27	100,000	97,304

(Cost $1,107,060)		1,085,631

Real Estate - 0.3%
Realogy Group LLC / Realogy Co.-Issuer Corp.,
144A, 4.875%, 6/1/23	62,000	61,698
WeWork Cos. LLC / WW Co.-Obligor, Inc.,
144A, 5.00%, 7/10/25	135,000	102,175
WeWork Cos., Inc.,
144A, 7.875%, 5/1/25	150,000	125,567

(Cost $318,587)		289,440

Real Estate Investment Trusts - 4.1%
Blackstone Mortgage Trust, Inc.,
144A, 3.75%, 1/15/27	159,000	145,485
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A, 5.75%, 5/15/26 (a)	218,000	213,255
144A, 4.50%, 4/1/27	150,000	139,441
Diversified Healthcare Trust,
9.75%, 6/15/25	263,000	276,454
HAT Holdings I LLC / HAT Holdings II LLC,
144A, 3.375%, 6/15/26	270,000	249,831
iStar, Inc.
4.75%, 10/1/24	179,000	178,553
4.25%, 8/1/25 (a)	107,000	105,803
5.50%, 2/15/26	105,000	105,690
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
144A, 4.25%, 2/1/27	125,000	113,020
RLJ Lodging Trust LP,
144A, 3.75%, 7/1/26	115,000	110,915
SBA Communications Corp.,
3.875%, 2/15/27	250,000	245,105
Service Properties Trust
5.00%, 8/15/22	168,000	167,804
4.35%, 10/1/24	295,000	268,218
7.50%, 9/15/25	211,000	209,217
4.75%, 10/1/26	100,000	83,750
Starwood Property Trust, Inc.
144A, 3.75%, 12/31/24	90,000	86,913
4.75%, 3/15/25	70,000	69,373
144A, 3.625%, 7/15/26	150,000	139,879
144A, 4.375%, 1/15/27	100,000	94,394
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC,
144A, 7.875%, 2/15/25	522,000	536,540
XHR LP,
144A, 6.375%, 8/15/25	117,000	118,681

(Cost $3,803,433)		3,658,321

Venture Capital - 1.1%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	313,000	312,562
6.375%, 12/15/25	195,000	195,506
6.25%, 5/15/26	255,000	256,965
5.25%, 5/15/27	250,000	242,034

(Cost $1,019,882)		1,007,067

Industrial - 9.7%
Aerospace/Defense - 4.4%
Bombardier, Inc.
144A, 7.50%, 12/1/24	160,000	155,480
144A, 7.50%, 3/15/25	251,000	246,804
144A, 7.125%, 6/15/26	282,000	257,635
144A, 7.875%, 4/15/27	400,000	366,952
Howmet Aerospace, Inc.
5.125%, 10/1/24	248,000	256,686
6.875%, 5/1/25	129,000	138,232
Rolls-Royce PLC,
144A, 3.625%, 10/14/25	386,000	364,770
Spirit AeroSystems, Inc.
144A, 5.50%, 1/15/25	130,000	129,217
144A, 7.50%, 4/15/25	145,000	145,617
TransDigm, Inc.
144A, 8.00%, 12/15/25	195,000	203,293
144A, 6.25%, 3/15/26	1,015,000	1,039,157
6.375%, 6/15/26	205,000	204,446
7.50%, 3/15/27	125,000	127,434
Triumph Group, Inc.
144A, 8.875%, 6/1/24	138,000	143,133
144A, 6.25%, 9/15/24	71,000	68,026
7.75%, 8/15/25	118,000	101,904

(Cost $4,019,617)		3,948,786

Building Materials - 0.2%
JELD-WEN, Inc.,
144A, 4.625%, 12/15/25	95,000	87,821
Standard Industries, Inc.,
144A, 5.00%, 2/15/27	100,000	97,430

(Cost $193,763)		185,251

Electrical Components & Equipment - 0.4%
WESCO Distribution, Inc.,
144A, 7.125%, 6/15/25
(Cost $345,777)	325,000	338,592

Electronics - 0.3%
Sensata Technologies BV
144A, 4.875%, 10/15/23	76,000	76,362
144A, 5.625%, 11/1/24	66,000	67,259
144A, 5.00%, 10/1/25	156,000	157,711

(Cost $313,657)		301,332

Engineering & Construction - 0.4%
Brand Industrial Services, Inc.,
144A, 8.50%, 7/15/25	203,000	166,815
Promontoria Holding 264 BV,
144A, 7.875%, 3/1/27	200,000	187,407

(Cost $393,993)		354,222

Environmental Control - 0.7%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	282,000	277,083
144A, 3.75%, 8/1/25	130,000	126,604
Stericycle, Inc.,
144A, 5.375%, 7/15/24	199,000	199,451

(Cost $620,841)		603,138

Miscellaneous Manufacturing - 0.5%
FXI Holdings, Inc.
144A, 7.875%, 11/1/24 (a)	140,000	129,764
144A, 12.25%, 11/15/26	210,000	206,325
Hillenbrand, Inc.,
5.75%, 6/15/25	94,000	94,915

(Cost $466,265)		431,004

Packaging & Containers - 2.6%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	215,000	213,814
144A, 4.125%, 8/15/26	265,000	247,637
Ball Corp.
4.00%, 11/15/23	185,000	185,694
5.25%, 7/1/25	250,000	255,319
4.875%, 3/15/26	139,000	140,734
LABL, Inc.,
144A, 6.75%, 7/15/26	185,000	178,916
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	425,000	421,194
144A, 7.25%, 4/15/25	250,000	242,063
Owens-Brockway Glass Container, Inc.,
144A, 5.875%, 8/15/23	136,000	138,165
Sealed Air Corp.
144A, 5.125%, 12/1/24	50,000	50,363
144A, 5.50%, 9/15/25	100,000	102,682
Trivium Packaging Finance BV,
144A, 5.50%, 8/15/26	200,000	199,000

(Cost $2,467,671)		2,375,581

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC,
144A, 6.50%, 10/1/25
(Cost $188,433)	185,000	181,162

Technology - 2.8%
Computers - 1.0%
Diebold Nixdorf, Inc.
8.50%, 4/15/24	89,000	48,228
144A, 9.375%, 7/15/25 (a)	165,000	123,530
Exela Intermediate LLC / Exela Finance, Inc.,
144A, 11.50%, 7/15/26	236,000	82,600
Seagate HDD Cayman
4.75%, 6/1/23	110,000	111,811
4.875%, 3/1/24	97,000	99,920
4.75%, 1/1/25	133,000	137,320
Vericast Corp.,
144A, 11.00%, 9/15/26	277,000	276,654

(Cost $1,050,461)		880,063

Office/Business Equipment - 0.5%
Pitney Bowes, Inc.,
144A, 6.875%, 3/15/27	80,000	70,899
Xerox Corp.,
4.625%, 3/15/23	185,000	185,004
Xerox Holdings Corp.,
144A, 5.00%, 8/15/25	161,000	158,187

(Cost $421,367)		414,090

Semiconductors - 0.1%
ams-OSRAM AG,
144A, 7.00%, 7/31/25
(Cost $131,857)	125,000	124,838

Software - 1.2%
Boxer Parent Co., Inc.,
144A, 7.125%, 10/2/25	137,000	133,801
CDK Global, Inc.,
5.00%, 10/15/24	87,000	89,790
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.,
144A, 5.75%, 3/1/25	242,000	240,944
Fair Isaac Corp.,
144A, 5.25%, 5/15/26	80,000	80,081
PTC, Inc.,
144A, 3.625%, 2/15/25	162,000	161,330
Veritas US, Inc. / Veritas Bermuda Ltd.,
144A, 7.50%, 9/1/25	403,000	353,653

(Cost $1,133,278)		1,059,599

Utilities - 1.8%
Electric - 1.2%
Calpine Corp.,
144A, 5.25%, 6/1/26	134,000	132,294
DPL, Inc.,
4.125%, 7/1/25	80,000	78,004
NextEra Energy Operating Partners LP,
144A, 4.25%, 7/15/24	350,000	351,592
TransAlta Corp.,
4.50%, 11/15/22	89,000	89,284
Vistra Operations Co. LLC
144A, 5.50%, 9/1/26	230,000	229,657
144A, 5.625%, 2/15/27	200,000	200,362

(Cost $1,111,057)		1,081,193

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	121,000	123,098
5.50%, 5/20/25	107,000	106,192
5.875%, 8/20/26	175,000	178,398
5.75%, 5/20/27	113,000	111,272

(Cost $545,193)		518,960

TOTAL CORPORATE BONDS
(Cost $93,098,756)		88,937,760

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
(Cost $2,652,596)	2,652,596	2,652,596

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
(Cost $776,653)	776,653	776,653

TOTAL INVESTMENTS - 103.2%
(Cost $96,528,005)		$92,367,009
Other assets and liabilities, net - (3.2%)		(2,832,566)

NET ASSETS - 100.0%		$89,534,443

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2022	Value ($) at 5/31/2022

SECURITIES LENDING COLLATERAL — 3.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.68% (b)(c)
1,323,612	1,328,984 (d)	—	—	—	2,338	—	2,652,596	2,652,596
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.72% (b)
5,311,866	17,251,836	(21,787,049)	—	—	966	—	776,653	776,653

6,635,478	18,580,820	(21,787,049)	—	—	3,304	—	3,429,249	3,429,249

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2022 amounted to $3,568,748, which is 4.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,069,859.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$88,937,760	$—	$88,937,760
Short-Term Investments (a)	3,429,249	—	—	3,429,249

TOTAL	$3,429,249	$88,937,760	$—	$92,367,009

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

SHYL-PH3

R-089711-1 (5/24) DBX005195 (5/24)